Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses Third Parties	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Shedule of Allowance for Credit Losses Third Parties [Abstract]
Provision for allowance for expected credit losses, beginning	$ 727,552	$ 539,927	$ 513,383
Write-off	(44,843)	(33,278)
Additions	68,436	50,787	214,169
Provision for allowance for expected credit losses, ending	$ 751,145	$ 557,436	$ 727,552